Stock Incentive Plans - Schedule of Valuation Assumptions of ESPP (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.88%	0.71%	0.75%
Expected volatility	20.64%	13.92%	14.87%
Risk-free interest rate	0.45%	0.11%	0.08%
Expected life (in years)	6 months	6 months	6 months
Weighted-average grant date fair value (in dollars per share)	$ 14.98	$ 18.72	$ 13.74
Employee Stock Purchase Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering period for stock purchase plan (in months)	6 months